Description of Business - Additional Information (Detail) - USD ($)	Jul. 03, 2024	Aug. 02, 2022	Oct. 24, 2024
Description of Business [Line Items]
Issuance of shares, shares		19,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | July Two Thousand And Twenty Four Private Placement [Member]
Description of Business [Line Items]
Proceeds from private placement	$ 5,000,000
Issuance of shares, shares	4,009,623
Exclusive Agreement With Kineta For Patents And Other Related Rights [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Period of extension	20 days
Upfront payment made	$ 5,000,000
Additional amount payable subject to exercise of rights	$ 300,000		$ 300,000
Royalty as a percentage of sales	1.50%